File No. 333-87065


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004


                         POST-EFFECTIVE
                         AMENDMENT NO. 5


                               TO

                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                 THE FIRST TRUST GNMA, SERIES 76
                      (Exact Name of Trust)


                  FIRST TRUST PORTFOLIOS, L.P.
                    (Exact Name of Depositor)


                      1001 Warrenville Road
                     Lisle, Illinois  60532


  (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS, L.P.    CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen           Attn:  Eric F. Fess
          1001 Warrenville Road           111 West Monroe Street
          Lisle, Illinois  60532          Chicago, Illinois  60603


        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    April 29, 2005
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or 486)


              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures


                  THE PURPOSE OF THE AMENDMENT

     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of The First Trust GNMA Series 76 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust GNMA, Series 76, certifies that it
meets   all  of  the  requirements  for  effectiveness  of   this
Registration  Statement  pursuant  to  Rule  485(b)   under   the
Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 29, 2005.

                         THE FIRST TRUST GNMA, SERIES 76
                                    (Registrant)
                         By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                         By  Jason T. Henry
                             Senior Vice President


                               S-2

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                 TITLE*                 DATE
                                               )
Judith M. Van Kampen       Director            )
                           of The Charger      ) April 29, 2005
                           Corporation, the    )
                           General Partner of  )
                           First Trust         )
                           Portfolios, L.P.    )

Karla M. Van Kampen-Pierre Director            )
                           of The Charger      )
                           Corporation, the    ) Jason T. Henry
                           General Partner of  ) Attorney-in-Fact**
                           First Trust         )
                           Portfolios, L.P.    )

David G. Wisen             Director            )
                           of The Charger      )
                           Corporation, the    )
                           General Partner of  )
                           First Trust         )
                           Portfolios, L.P.    )


       * The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


                               S-3